Document And Entity Information	Sep. 06, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 06, 2023
Entity Registrant Name	TRINITY CAPITAL INC.
Entity Central Index Key	0001786108
Entity Emerging Growth Company	true
Securities Act File Number	001-39958
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	35-2670395
Entity Address, Address Line One	1 N. 1st Street
Entity Address, Address Line Two	Suite 302
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85004
City Area Code	(480)
Local Phone Number	374-5350
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
7.00% Notes due 2025
Document Information [Line Items]
Title of 12(b) Security	7.00% Notes Due 2025
Trading Symbol	TRINL
Security Exchange Name	NASDAQ
Common Stock, par value $0.001 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	TRIN
Security Exchange Name	NASDAQ